Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Insurance and Annuitization Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	$ 2,209	$ 1,370	$ 1,418
Insurance benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	950	943
Net amount at risk	$ 17,427	$ 18,506
Weighted average attained age	64 years 7 months 6 days	64 years
Account balance adjustments
Net Amount at Risk by Product and Guarantee [Line Items]
Liability	$ 146	$ 141